Registration No. 333-60730
                                                 Registration No. 811-07659
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              -------------------
                                   FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]

        Pre-Effective Amendment No.                               [ ]

        Post-Effective Amendment No. 32                           [X]

                                    AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

        Amendment No. 233                                         [X]

                       (Check appropriate box or boxes)

                              -------------------

                            SEPARATE ACCOUNT No. 49
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              -------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

          1290 Avenue of the Americas, New York, New York 10104
           (Address of Depositor's Principal Executive Offices)
    Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------
                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)
                              ---------------------

               Please send copies of all communications to:

                            CHRISTOPHER PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

         Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):

[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On ____________ pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 32 ("PEA") to the Form N-4 Registration Statement File No. 333-60730 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 17, 2009 TO THE MAY 1, 2009 SUPPLEMENT FOR


o Income Manager(R) Accumulator(R)   o Accumulator(R) Plus(SM)
o Income Manager(R) Rollover IRA     o Accumulator(R) Elite(SM)
o Accumulator(R) (IRA, NQ, QP)       o Accumulator(R) Select(SM)
o Accumulator(R)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.


1. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")


   A. PORTFOLIO MERGERS

   The Boards of Trustees of EQ Advisors Trust and AXA Premier VIP Trust (each, a "Trust" and collectively, the "Trusts") have approved forms of Plans of Reorganization and Termination ("Reorganization Plans"), which provide for the reorganization of each of the Existing Portfolios listed below into a corresponding Proposed Replacement Portfolio of the respective Trust (each, a "Merger" and collectively, the "Mergers"):


--------------------------------------------------------------------------------
  Existing Portfolio                  Proposed Replacement Portfolio
--------------------------------------------------------------------------------
  AXA Premier VIP Trust
--------------------------------------------------------------------------------
  Multimanager Health Care            Multimanager Aggressive Equity
--------------------------------------------------------------------------------
  EQ Advisors Trust
--------------------------------------------------------------------------------
  EQ/Ariel Appreciation II            EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------
  EQ/Caywood-Scholl High Yield Bond   EQ/Quality Bond PLUS
--------------------------------------------------------------------------------
  EQ/Common Stock Index II            EQ/Common Stock Index
--------------------------------------------------------------------------------
  EQ/Long Term Bond                   EQ/Core Bond Index
--------------------------------------------------------------------------------
  EQ/Lord Abbett Mid Cap Value        EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------
  EQ/Short Duration Bond              EQ/PIMCO Ultra Short Bond
--------------------------------------------------------------------------------
  EQ/Small Company Index II           EQ/Small Company Index
--------------------------------------------------------------------------------

  The Reorganization Plans are subject to approval by shareholders of each of the Existing Portfolios. Special shareholder meetings of the EQ/Ariel Appreciation II, EQ/Caywood-Scholl High Yield Bond, EQ/Long Term Bond, EQ/Lord Abbett Mid Cap Value and EQ/Short Duration Bond Portfolios are scheduled to be held on or about August 26, 2009. Also, special shareholder meetings of the EQ/Common Stock Index II, EQ/Small Company Index II and Multimanager Health Care Portfolios are scheduled to be held on or about September 10, 2009. It is anticipated that, subject to shareholder approval, the effective date of the Mergers of the Portfolios holding their special shareholder meetings on or about August 26, 2009 will be on or about September 4, 2009, and the effective date of the Mergers of the Portfolios holding their special shareholder meetings on or about September 10, 2009 will be on or about September 18, 2009. We will move the assets from the variable investment options (the "replaced options") that exist in each of the Existing Portfolios to the variable investment option (the "surviving option") that exists in the corresponding Proposed Replacement Portfolio on the effective dates of the Mergers. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the corresponding surviving option. Any allocation election to a replaced option will be considered as an allocation election to the


IM-09-63 (7/09)
Global IF (SAR)                                         Catalog No.142523 (7/09)
                                                                          x02737
  corresponding surviving option. Upon the effective dates of the Reorganization Plans, all references to the corresponding investment options of the Existing Portfolios in the Prospectus will change to the corresponding investment options of the relevant Proposed Replacement Portfolios.


  B. PORTFOLIO NAME AND SUBADVISER CHANGE

  Effective on or about September 1, 2009, subject to regulatory approval, the name of the EQ/Focus PLUS Portfolio will change to EQ/Equity Growth PLUS. Accordingly, all references to that Portfolio's corresponding investment option in the Prospectus are also changed. Please see "Portfolios of the Trusts" later in this supplement for more information relating to changes to this Portfolio.


2. PORTFOLIOS OF THE TRUSTS

   The following information is added under "Portfolios of the Trusts" in "Contract features and benefits" in the Prospectus, relating to the Proposed Replacement Portfolios. See the Prospectus for more information.


------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                           Investment Manager (or Sub-Adviser(s), as
 Portfolio Name           Share Class    Objective                           applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/EQUITY GROWTH PLUS   Class IB       Seeks to achieve long-term growth   o AXA Equitable
                                         of capital.
                                                                             o BlackRock Capital Management, Inc.
                                                                             o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

 Accumulator(R) is issued by and is a registered service mark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
Accumulator(R) Elite(SM), Accumulator(R) Plus(SM) and Accumulator(R) Select(SM)
    are issued by and are service marks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290 Avenue of the
                         Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company
SUPPLEMENT DATED AUGUST 17, 2009 TO THE MAY 1, 2009 PROSPECTUSES FOR

o Accumulator(R)          o Accumulator(R) Elite(SM)
o Accumulator(R) Plus(SM) o Accumulator(R) Select(SM)
                          o The Accumulator(R) Series

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.


1. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")


   A. PORTFOLIO MERGERS

   The Boards of Trustees of EQ Advisors Trust and AXA Premier VIP Trust (each, a "Trust" and collectively, the "Trusts") have approved forms of Plans of Reorganization and Termination ("Reorganization Plans"), which provide for the reorganization of each of the Existing Portfolios listed below into a corresponding Proposed Replacement Portfolio of the respective Trust (each, a "Merger" and collectively, the "Mergers"):


--------------------------------------------------------------------------------
  Existing Portfolio                         Proposed Replacement Portfolio
--------------------------------------------------------------------------------
  AXA Premier VIP Trust
--------------------------------------------------------------------------------
  Multimanager Health Care                   Multimanager Aggressive Equity
--------------------------------------------------------------------------------
  EQ Advisors Trust
--------------------------------------------------------------------------------
  EQ/Ariel Appreciation II                   EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------
  EQ/AXA Rosenberg Value Long/Short Equity   EQ/PIMCO Ultra Short Bond
--------------------------------------------------------------------------------
  EQ/Caywood-Scholl High Yield Bond          EQ/Quality Bond PLUS
--------------------------------------------------------------------------------
  EQ/Common Stock Index II                   EQ/Common Stock Index
--------------------------------------------------------------------------------
  EQ/Long Term Bond                          EQ/Core Bond Index
--------------------------------------------------------------------------------
  EQ/Lord Abbett Mid Cap Value               EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------
  EQ/Short Duration Bond                     EQ/PIMCO Ultra Short Bond
--------------------------------------------------------------------------------
  EQ/Small Company Index II                  EQ/Small Company Index
--------------------------------------------------------------------------------
  EQ/Van Kampen Real Estate                  EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------

  The Reorganization Plans are subject to approval by shareholders of each of the Existing Portfolios. Special shareholder meetings of the EQ/Ariel Appreciation II, EQ/AXA Rosenberg Value Long/Short Equity, EQ/Caywood-Scholl High Yield Bond, EQ/Long Term Bond, EQ/Lord Abbett Mid Cap Value, EQ/Short Duration Bond and EQ/Van Kampen Real Estate Portfolios are scheduled to be held on or about August 26, 2009. Also, special shareholder meetings of the EQ/Common Stock Index II, EQ/Small Company Index II and Multimanager Health Care Portfolios are scheduled to be held on or about September 10, 2009. It is anticipated that, subject to shareholder approval, the effective date of the Mergers of the Portfolios holding their special shareholder meetings on or about August 26, 2009 will be on or about September 4, 2009, and the effective date of the Mergers of the Portfolios holding their special shareholder meetings on or about September 10, 2009 will be on or about September 18, 2009. We will move the assets from the variable investment options (the "replaced options") that exist in each of the Existing Portfolios to the variable investment option (the "surviving option") that exists in the corresponding Proposed Replacement Portfolio on the effective dates of the Mergers. The value of your interest in each surviving option will be the same as it was in the corresponding replaced



'02/'04, '06/'06.5, '07/'07.5, OR, ML Plus IF (SAR)                     x02738
  option. We will also automatically direct any contributions made to a replaced option to the corresponding surviving option. Any allocation election to a replaced option will be considered as an allocation election to the corresponding surviving option. Upon the effective dates of the Reorganization ion Plans, all references to the corresponding investment options of the Existing Portfolios in the Prospectus will change to the corresponding investment options of the relevant Proposed Replacement Portfolios.


  B. PORTFOLIO NAME AND SUBADVISER CHANGE

  Effective on or about September 1, 2009, subject to regulatory approval, the name of the EQ/Focus PLUS Portfolio will change to EQ/Equity Growth PLUS. Accordingly, all references to that Portfolio's corresponding investment option in the Prospectus are also changed. Please see "Portfolios of the Trusts" later in this supplement for more information relating to changes to this Portfolio.


2. FEE TABLE

  The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown in the Prospectus.



--------------------------------------------------------------------------------
   Portfolio operating expenses expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------
Total Annual Portfolio                         Lowest             Highest
Operating Expenses for 2008                    ------             -------
(expenses that are deducted                    0.64%               1.62%
from Portfolio assets
including management fees,
12b-1 fees, service fees
and/or other expenses)
--------------------------------------------------------------------------------

3. PORTFOLIOS OF THE TRUSTS

   The following information is added under "Portfolios of the Trusts" in "Contract features and benefits" in the Prospectus, relating to the Proposed Replacement Portfolios. See the Prospectus for more information.

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                           Investment Manager (or Sub-Adviser(s), as
Portfolio Name            Share Class    Objective                          applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS     Class IB       Seeks to achieve long-term growth   o AXA Equitable
                                         of capital.
                                                                             o BlackRock Capital Management, Inc.

                                                                             o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

 Accumulator(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R) Plus(SM), Accumulator(R)
 Elite(SM) and Accumulator(R) Select(SM) are issued by and are service marks of
                                 AXA Equitable.
   Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 17, 2009 TO THE MAY 1, 2009 PROSPECTUSES FOR

o Accumulator(R)                       o Accumulator(R) Elite(SM)
o Accumulator(R) Plus(SM)              o Accumulator(R) Select(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.


1. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")


   A. PORTFOLIO MERGERS

   The Boards of Trustees of EQ Advisors Trust and AXA Premier VIP Trust (each, a "Trust" and collectively, the "Trusts") have approved forms of Plans of Reorganization and Termination ("Reorganization Plans"), which provide for the reorganization of each of the Existing Portfolios listed below into a corresponding Proposed Replacement Portfolio of the respective Trust (each, a "Merger" and collectively, the "Mergers"). Certain Portfolios may not be available under your contract.

--------------------------------------------------------------------------------
  Existing Portfolio          Proposed Replacement Portfolio
--------------------------------------------------------------------------------
  AXA Premier VIP Trust
--------------------------------------------------------------------------------
  Multimanager Health Care    Multimanager Aggressive Equity
--------------------------------------------------------------------------------
  EQ Advisors Trust
--------------------------------------------------------------------------------
  EQ/Common Stock Index II    EQ/Common Stock Index
--------------------------------------------------------------------------------
  EQ/Long Term Bond           EQ/Core Bond Index
--------------------------------------------------------------------------------
  EQ/Short Duration Bond      EQ/PIMCO Ultra Short Bond
--------------------------------------------------------------------------------
  EQ/Small Company Index II   EQ/Small Company Index
--------------------------------------------------------------------------------
  EQ/Van Kampen Real Estate   EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------

  The Reorganization Plans are subject to approval by shareholders of each of the Existing Portfolios. Special shareholder meetings of the EQ/Long Term Bond, EQ/Short Duration Bond and EQ/Van Kampen Real Estate Portfolios are scheduled to be held on or about August 26, 2009. Also, special shareholder meetings of the EQ/Common Stock Index II, EQ/Small Company Index II and Multimanager Health Care Portfolios are scheduled to be held on or about September 10, 2009. It is anticipated that, subject to shareholder approval, the effective date of the Mergers of the Portfolios holding their special shareholder meetings on or about August 26, 2009 will be on or about September 4, 2009, and the effective date of the Mergers of the Portfolios holding their special shareholder meetings on or about September 10, 2009 will be on or about September 18, 2009. We will move the assets from the variable investment options (the "replaced options") that exist in each of the Existing Portfolios to the variable investment option (the "surviving option") that exists in the corresponding Proposed Replacement Portfolio on the effective dates of the Mergers. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the corresponding surviving option. Any allocation election to a replaced option will be considered as an allocation election to the corresponding surviving option. Upon the effective dates of the Reorganization Plans, all references to the corresponding investment options of the Existing Portfolios in the Prospectus will change to the corresponding investment options of the relevant Proposed Replacement Portfolios.


IM-09-64 (7/09)
8.0/8.2/8.3 NB/IF (SAR)
                                                        Catalog No.142524 (7/09)
                                                                          x02739

   B. PORTFOLIO NAME AND SUBADVISER CHANGE

   Effective on or about September 1, 2009, subject to regulatory approval, the name of the EQ/Focus PLUS Portfolio will change to EQ/Equity Growth PLUS. Accordingly, all references to that Portfolio's corresponding investment option in the Prospectus are also changed. Please see "Portfolios of the Trusts" later in this supplement for more information relating to changes to this Portfolio.


2. FEE TABLE

   The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown in the Prospectus.



--------------------------------------------------------------------------------
                  Portfolio operating expenses expressed as an
                      annual percentage of daily net assets
--------------------------------------------------------------------------------
Total Annual Portfolio                               Lowest          Highest
Operating Expenses for 2008                          ------          -------
(expenses that are deducted                          0.64%            1.62%
from Portfolio assets
including management fees,
12b-1 fees, service fees
and/or other expenses)
--------------------------------------------------------------------------------

  This table shows the fees and expenses for 2008 as an annual percentage of the Multimanager Aggressive Equity Portfolio's daily average net assets. For the fees and expenses of the other Proposed Replacement Portfolios, please see the Prospectus.

-------------------------------------------------------------------------------------------------------------------------------
                                                                       Acquired                                     Net Total
                                                                      Fund Fees     Total Annual    Fee Waivers      Annual
                                                                         and          Expenses        and/or        Expenses
                                                                       Expenses       (Before         Expense        (After
                                   Management     12b-1    Other     (Underlying      Expense       Reimburse-      Expense
 Portfolio Name                       Fees        Fees    Expenses   Portfolios)    Limitations)       ments      Limitations)
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
-------------------------------------------------------------------------------------------------------------------------------
  Multimanager Aggressive Equity     0.59%         0.25%     0.16%      --            1.00%           --             1.00%
-------------------------------------------------------------------------------------------------------------------------------

3. REVISED "EXAMPLE"

   The following information is added under "Example" in the Prospectus. Please note that this example has been calculated using the highest contract charges for the Accumulator(R) series contracts discussed in this Supplement. The contract charges for your contract may be lower, which would result in lower expenses for you.



----------------------------------------------------------------------------------------------------------------
                                    If you surrender your contract at the   If you annuitize at the end of the
                                      end of the applicable time period           applicable time period
----------------------------------------------------------------------------------------------------------------
                                       1         3         5        10        1       3         5        10
 Portfolio Name                       year     years     years     years    year    years     years     years
----------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------------
  Multimanager Aggressive Equity    $1,287    $2,195    $3,150    $5,415    N/A    $2,195    $3,150    $5,762
----------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------
                                    If you do not surrender your contract
                                  at the end of the applicable time period
----------------------------------------------------------------------------------------------------------------
                                     1       3         5         10
 Portfolio Name                     year    years     years     years
----------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity    $490   $1,503    $2,559    $5,415
----------------------------------------------------------------------------------------------------------------

4. PORTFOLIOS OF THE TRUSTS

   The following information is added under "Portfolios of the Trusts" in "Contract features and benefits" in the Prospectus, relating to the

Proposed Replacement Portfolios. Certain Portfolios may not be available under your contract. See the Prospectus for more information.

----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                         Objective                      applicable)
----------------------------------------------------------------------------------------------------------------
  MULTIMANAGER AGGRESSIVE EQUITY     Long-term growth of capital.     o AllianceBernstein L.P.
                                                                      o ClearBridge Advisors, LLC
                                                                      o Legg Mason Capital Management, Inc.
                                                                      o Marsico Capital Management, LLC
                                                                      o SSgA Funds Management, Inc.
----------------------------------------------------------------------------------------------------------------
   EQ Advisors Trust                                                  Investment Manager (or Sub-Adviser(s), as
   Portfolio Name                      Objective                      applicable)
----------------------------------------------------------------------------------------------------------------
  EQ/EQUITY GROWTH PLUS              Seeks to achieve long-term       o AXA Equitable
                                     growth of capital.
                                                                      o BlackRock Capital Management, Inc.

                                                                      o SSgA Funds Management, Inc.
----------------------------------------------------------------------------------------------------------------

 Accumulator(R) is issued by and is a registered service mark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM)
              are issued by and are service marks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                   Avenue of the Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company
SUPPLEMENT DATED AUGUST 18, 2009 TO THE MAY 1, 2009 SUPPLEMENT FOR


o Income Manager(R) Accumulator(R)   o Accumulator(R) Plus(SM)
o Income Manager(R) Rollover IRA     o Accumulator(R) Elite(SM)
o Accumulator(R) (IRA, NQ, QP)       o Accumulator(R) Select(SM)
o Accumulator(R)                     o The Accumulator(R) Series
                                     o Stylus(R)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.


CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST


  PORTFOLIO NAME CHANGES -- SEPTEMBER 4, 2009

  Effective on or about September 4, 2009, subject to regulatory approval, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed. Please note that certain of the following Portfolios and their corresponding investment options may not be available under certain contracts.



-----------------------------------------------------------------------------------
Existing Portfolio Name                            New Portfolio Name
-----------------------------------------------------------------------------------
EQ/AXA Franklin Income Core                        EQ/Franklin Core Balanced
-----------------------------------------------------------------------------------
EQ/AXA Franklin Templeton Founding Strategy Core   EQ/Franklin Templeton Allocation
-----------------------------------------------------------------------------------
EQ/AXA Mutual Shares Core                          EQ/Mutual Large Cap Equity
-----------------------------------------------------------------------------------
EQ/AXA Templeton Growth Core                       EQ/Templeton Global Equity
-----------------------------------------------------------------------------------

Accumulator(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Accumulator(R) Elite(SM), Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) are issued by and are service marks of AXA Equitable. Distributed by affiliate AXA Distributors, LLC and for certain contracts co-distributed by affiliate AXA Advisors, LLC,
                         1290 Avenue of the Americas,
                              New York, NY 10104.

   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

IM-09-69 (7/09)                                       Catalog No. 142543 (7/09)
Global,'02/'04,'06/'06.5,'07/'07.5,8.0,                                  x02792
9.0,OR,ML Plus NB/IF(SAR)

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act, Rule 485(b) for effectiveness of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 13th day of August, 2009.


                                SEPARATE ACCOUNT No. 49 OF
                                AXA EQUITABLE LIFE INSURANCE COMPANY
                                            (Registrant)

                                By: AXA Equitable Life Insurance Company
                                            (Depositor)

                                By: /s/ Dodie Kent
                                    ------------------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    AXA Equitable Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 13th day of August, 2009.

                                 AXA EQUITABLE LIFE INSURANCE COMPANY
                                            (Depositor)

                                 By: /s/ Dodie Kent
                                    ---------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    AXA Equitable Life Insurance Company

         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer

*DIRECTORS:

Christopher M. Condron          Mary R. (Nina) Henderson        Joseph H. Moglia
Henri de Castries               James F. Higgins                Lorie A. Slutsky
Denis Duverne                   Peter Kraus                     Ezra Suleiman
Charlynn Goins                  Scott D. Miller                 Peter J. Tobin
Anthony J. Hamilton


*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

August 13, 2009

                                     C-13